Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
NPL ownership in ICE percentage	65.00%	65.00%	65.00%
Prepaids and other current assets	$ 107,910,000	$ 107,910,000	$ 107,910,000	$ 96,598,000
Customer advances applied as contributions offsetting construction expenditures	20,000,000	20,000,000	20,000,000
Recognized pretax losses, after tax earnings per share impacts		$ 0.24	$ 0.20
NPL Construction Co [Member]
Recognized pretax profit/losses		18,000,000	15,000,000	5,000,000
Percentage of contract completion	95.00%
Recognized cumulative pretax losses on contract to date basis	10,000,000
Plant materials and operating supplies [Member]
Prepaids and other current assets	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 21,000,000